SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITY(R)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The information in the "Fund Annual Expenses" table should be amended as follows:

On page 4, the information for the Janus/JNL Aggressive Growth Fund, the Janus/JNL Capital Growth Fund and the First Trust/JNL The DowSM Target 10 Fund should be deleted and replaced in its entirety with the following information:


                                                                MANAGEMENT
                                                                   AND           ESTIMATED                  TOTAL FUND
                                                             ADMINISTRATIVE    DISTRIBUTION      OTHER        ANNUAL
FUND NAME                                                          FEE         (12B-1) FEES    EXPENSES      EXPENSES
----------------------------------------------------------- ------------------ -------------- ------------ --------------

Janus/JNL Aggressive Growth Fund                                  1.00%            .01%           0%           1.01%
Janus/JNL Capital Growth Fund                                     1.03%            .01%           0%           1.04%
First Trust/JNL The DowSM Target 10 Fund                           .80%              0%           0%            .80%

On page 4, the last paragraph should be deleted and replaced in its entirety with the following paragraph:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an
Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The First
Trust/JNL The DowSM Target 10 Fund, the Mellon Capital Management/JNL
International Index Fund and the Oppenheimer/JNL Global Growth Fund pay an
Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%.
The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.


The information in the "Examples" table should be amended as follows:

On page 6, the information for the Janus/JNL Aggressive Growth Division and the Janus/JNL Capital Growth Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                    (a)          28      85      145      307
                                                                        (b)          98     135      175      307
Janus/JNL Capital Growth Division                                       (a)          28      86      146      310
                                                                        (b)          98     136      176      310

On page 7, the information for the First Trust/JNL The DowSM Target 10 Division should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Division                            (a)          26      79      135      287
                                                                        (b)          96     129      165      287

On page 8, the information for the Janus/JNL Aggressive Growth Division and the Janus/JNL Capital Growth Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                    (a)          25       76     130      278
                                                                        (b)          95      126     160      278
Janus/JNL Capital Growth Division                                       (a)          25       77     132      281
                                                                        (b)          95      127     162      281

On page 9, the information for the First Trust/JNL The DowSM Target 10 Division should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Division                            (a)          23      70      119      256
                                                                        (b)          93     120      149      256


The information in the section entitled "Other Expenses" should be amended as follows:

On page 16, the last paragraph should be deleted and replaced in its entirety with the following:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an
Administrative Fee of .10% for certain services provided to the JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. The First
Trust/JNL The DowSM Target 10 Fund, the Mellon Capital Management/JNL
International Index Fund and the Oppenheimer/JNL Global Growth Fund pay an
Administrative Fee of .15%. The S&P/JNL Funds pay an Administrative Fee of .05%.
The Total Fund Annual Expenses reflect the inclusion of the Administrative Fee.


The information in Appendix C should be amended as follows:

On page C-1, the information for the Janus/JNL Aggressive Growth Division and the Janus/JNL Capital Growth Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                     (a)         27      82     140      297
                                                                         (b)         97     132     170      297
Janus/JNL Capital Growth Division                                        (a)         27      83     141      300
                                                                         (b)         97     133     171      300

On page C-2, the information for the First Trust/JNL The DowSM Target 10
Division should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Division                             (a)         25      76     130      277
                                                                         (b)         95     126     160      277

On page C-3, the information for the Janus/JNL Aggressive Growth Division and the Janus/JNL Capital Growth Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                     (a)         26      79     135      286
                                                                         (b)         96     129     165      286
Janus/JNL Capital Growth Division                                        (a)         26      80     136      289
                                                                         (b)         96     130     166      289

On page C-4, the information for the First Trust/JNL The DowSM Target 10
Division should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Division                            (a)          24     73      124      265
                                                                        (b)          94    123      154      265

(To be used with VC3656 Rev. 05/02.)

                          SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002
                                       FOR
                     DEFINED STRATEGIES VARIABLE ANNUITY(R)
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The information in the "Fund Annual Expenses" table should be amended as follows:

On page 3, the information for the First Trust Funds should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 5 Fund                             .80%             0%            0%             .80%
First Trust/JNL The DowSM Target 10 Fund                            .80%             0%            0%             .80%
First Trust/JNL The S&P(R)Target 10 Fund                            .80%             0%            0%             .80%
First Trust/JNL Global Target 15 Fund                               .85%             0%            0%             .85%
First Trust/JNL Target 25 Fund                                      .80%             0%            0%             .80%
First Trust/JNL Target Small-Cap Fund                               .80%             0%            0%             .80%
First Trust/JNL Technology Sector Fund                              .90%             0%            0%             .90%
First Trust/JNL Pharmaceutical/Healthcare Sector Fund               .90%             0%            0%             .90%
First Trust/JNL Financial Sector Fund                               .90%             0%            0%             .90%
First Trust/JNL Energy Sector Fund                                  .90%             0%            0%             .90%
First Trust/JNL Leading Brands Sector Fund                          .90%             0%            0%             .90%
First Trust/JNL Communications Sector Fund                          .90%             0%            0%             .90%


On page 3, the last paragraph should be deleted and replaced in its entirety with the following paragraph:

The PPM America/JNL Money Market Fund pays Jackson National Asset Management,
LLC, the adviser, an administrative fee of .10% for certain services provided to JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management,
LLC. All the First Trust/JNL Funds, except the First Trust/JNL Global Target 15
Fund, pay an administrative fee of .15%. The First Trust/JNL Global Target 15
Fund pays an administrative fee of .20%.

The information in the "Examples" table should be amended as follows:

On page 4, the information for the First Trust/JNL Divisions should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 5 Division                             (a)      23        70       119      256
                                                                        (b)      93       120       149      256
First Trust/JNL The DowSM Target 10 Division                            (a)      23        70       119      256
                                                                        (b)      93       120       149      256
First Trust/JNL The S&P(R)Target 10 Division                            (a)      23        70       119      256
                                                                        (b)      93       120       149      256
First Trust/JNL Global Target 15 Division                               (a)      23        71       122      262
                                                                        (b)      93       121       152      262
First Trust/JNL Target 25 Division                                      (a)      23        70       119      256
                                                                        (b)      93       120       149      256
First Trust/JNL Target Small-Cap Division                               (a)      23        70       119      256
                                                                        (b)      93       120       149      256
First Trust/JNL Technology Sector Division                              (a)      24        73       125      267
                                                                        (b)      94       123       155      267
First Trust/JNL Pharmaceutical/Healthcare Sector Division               (a)      24        73       125      267
                                                                        (b)      94       123       155      267
First Trust/JNL Financial Sector Division                               (a)      24        73       125      267
                                                                        (b)      94       123       155      267
First Trust/JNL Energy Sector Division                                  (a)      24        73       125      267
                                                                        (b)      94       123       155      267
First Trust/JNL Leading Brands Sector Division                          (a)      24        73       125      267
                                                                        (b)      94       123       155      267
First Trust/JNL Communications Sector Division                          (a)      24        73       125      267
                                                                        (b)      94       123       155      267
-------------------------------------------------------------------------------- ------- -------- -------- --------


On page 5, the information for the First Trust/JNL Divisions should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 5 Division                             (a)      25        76       130      277
                                                                        (b)      95       126       160      277
First Trust/JNL The DowSM Target 10 Division                            (a)      25        76       130      277
                                                                        (b)      95       126       160      277
First Trust/JNL The S&P(R)Target 10 Division                            (a)      25        76       130      277
                                                                        (b)      95       126       160      277
First Trust/JNL Global Target 15 Division                               (a)      25        77       132      282
                                                                        (b)      95       127       162      282
First Trust/JNL Target 25 Division                                      (a)      25        76       130      277
                                                                        (b)      95       126       160      277
First Trust/JNL Target Small-Cap Division                               (a)      25        76       130      277
                                                                        (b)      95       126       160      277
First Trust/JNL Technology Sector Division                              (a)      26        79       135      287
                                                                        (b)      96       129       165      287
First Trust/JNL Pharmaceutical/Healthcare Sector Division               (a)      26        79       135      287
                                                                        (b)      96       129       165      287
First Trust/JNL Financial Sector Division                               (a)      26        79       135      287
                                                                        (b)      96       129       165      287
First Trust/JNL Energy Sector Division                                  (a)      26        79       135      287
                                                                        (b)      96       129       165      287
First Trust/JNL Leading Brands Sector Division                          (a)      26        79       135      287
                                                                        (b)      96       129       165      287
First Trust/JNL Communications Sector Division                          (a)      26        79       135      287
                                                                        (b)      96       129       165      287
-------------------------------------------------------------------------------- ------- -------- -------- --------

The information in the section entitled "Other Expenses" should be amended as follows:

On page 10, the last paragraph should be deleted and replaced in its entirety with the following:

The PPM America/JNL Money Market Fund pays Jackson National Asset Management, LLC, the adviser, an administrative fee of .10% for certain services provided to JNL Series Trust and JNL Variable Fund LLC by Jackson National Asset Management, LLC. All the First Trust/JNL Funds, except the First Trust/JNL Global Target 15 Fund, pay an administrative fee of .15%. The First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%.

(To be used with VC3652 Rev. 05/02.)